UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     HMC Investors, L.L.C.

Address:  One Riverchase Parkway South
          Birmingham, Alabama 352442


13F File Number: 028-10751


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joel Piassick
Title:  Vice-President
Phone:  (205) 987-5596


Signature, Place and Date of Signing:


/s/ Joel Piassick                 Birmingham, AL                   8/15/05
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total:  $1,148,030
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name

1.    028-10777               Harbert Convertible Arbitrage Master Fund, Ltd.
2.    028-10750               HMC Convertible Arbitrage Offshore Manager, L.L.C.
3.    028-11249               Harbert Distressed Investment Master Fund, Ltd.
4.    028-11250               HMC Distressed Investment Offshore Manager, L.L.C.


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
FORM 13F INFORMATION TABLE


COLUMN 1                 COLUMN  2           COLUMN 3   COLUMN 4       OLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8

                         TITLE                          VALUE     SHRS OR    SH/ PUT/   INVESTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS            CUSIP      (X$1000)  PRN AMT    PRN CALL   DISCRETN  MGRS   SOLE          SHARED   NONE
--------------           --------            -----      --------  -------    --- ----   --------  ----   ----          ------   ----
ADVANCED MICRO
  DEVICES INC            Common              007903107    6,936      400,000     PUT    SHARED    1, 2      400,000
ADVANCED MICRO
  DEVICES INC            Common              007903017    5,202      300,000     CALL   SHARED    1, 2      300,000
ADVANCED MICRO
  DEVICES INC            DBCV 4.750% 2/0     007903AE7   47,551   47,700,000 SH         SHARED    1, 2   47,700,000
ALTRIA GROUP INC         Common              02209S103      647       10,000 SH         SOLE                           10,000
AMR CORP                 Note 4.250% 9/2     001765BA3   11,637   13,500,000 SH         SHARED    1, 2   13,500,000
AMR CORP                 Common              001765106   27,193    2,245,500     PUT    SHARED    1, 2    2,245,500
AMR CORP                 Common              001765106    1,751      144,600 SH         SHARED    1, 2      144,600
ARRIS GROUP INC          Common              04269Q100      610       70,000 SH         SOLE                           70,000
ASML HLDG NV             Common              N07059111      235       15,000 SH         SOLE                           15,000
AXIS CAPITAL HOLDINGS    SHS                 G0692U109      212        7,500 SH         SOLE                            7,500
BISYS GROUP INC          Note 4.000% 3/1     055472AB0   17,314   17,489,000 SH         SHARED    1, 2   17,489,000
BUCYRUS INTERNATIONAL
  INC NEW                Class A             118759109      950       25,000 SH         SOLE                           25,000
CALPINE CORP             Note 6.000% 9/3     131347BM7   90,735   99,800,000 SH         SHARED    1, 2   99,800,000
CALPINE CORP             Common              131347106      481      141,438     PUT    SHARED    1, 2      141,438
CANADIAN PAC RY LTD      Common              13645T100      776       22,500 SH         SOLE                           22,500
CAREMARK RX INC          Common              141705103      445       10,000 SH         SOLE                           10,000
CELL GENESYS INC         Note 3.125% 11/0    150921AB0    3,872    5,000,000 SH         SHARED    1, 2    5,000,000
CHARTER
  COMMUNICATIONS INC     Class A             16117M107    6,254    5,300,000 SH         SHARED    3, 4    5,300,000
COGENT INC               Common              19239Y108      300       10,500 SH         SOLE                           10,500
COLGATE-PALMOLIVE
  COMPANY                Common              194162103      873       17,500 SH         SOLE                           17,500
CONNETICS CORP           Common              208192104      441       25,000     CALL   SHARED    1, 2       25,000
CONSOL ENERGY INC        Common              20854P109      536       10,000 SH         SOLE                           10,000
CONTINENTAL
  AIRLINES INC           Class B             210795308   16,384    1,233,700     PUT    SHARED    1, 2    1,233,700
CONTINENTAL
  AIRLINES INC           Class B             210795308   12,427      935,800     CALL   SHARED    1, 2      935,800
CYPRESS
  SEMICONDUCTOR CORP     Note 1.250% 6/1     232806AH2   16,379   15,500,000 SH         SHARED    1, 2   15,500,000
DELTA AIRLINES
  INC DEL                Common              247361108        4        1,045 SH         SHARED    1, 2                  1,045
DIAGEO PLC               Spon ADR New        25243Q205    1,008       17,000 SH         SOLE                           17,000
DOMINO'S PIZZA INC       Common              25754A201      668       30,000 SH         SOLE                           30,000
ELAN PLC                 ADR                 284131208    6,786      995,000     CALL   SHARED    3, 4      995,000
ELECTRONIC ARTS INC      Common              285512109      566       10,000 SH         SOLE                           10,000
EMPIRE RESORTS INC       Note 5.500% 7/3     292052AB3    4,118    6,750,000 SH         SHARED    1, 2    6,750,000
FEDERAL NATL MTG ASSN    Common              313586109    1,267       21,700 SH         SHARED    1, 2                 21,700
FEDERAL NATL MTG ASSN    Common              313586109    1,168       20,000     PUT    SOLE                           20,000
FEDERAL NATL MTG ASSN    Common              313586109    5,840      100,000     CALL   SHARED    1, 2      100,000
FED DEPT STORES INC DE   Common              31410H101       73        1,000 SH         SOLE                            1,000
FORD MTR CO CAP TR II    PFD TR CV 6.5%      345395206  169,260    4,209,600 SH         SHARED    1, 2    4,209,600
FORD MTR CO DEL          Com Par $0.01       345370860    5,947      580,800     CALL   SHARED    1, 2      580,800
FORD MTR CO DEL          Com Par $0.01       34537086   101,201    9,882,900     PUT    SHARED    1, 2    9,882,900
GENERAL MOTORS CORP      DEB SR CONV B       370442733   24,947    1,336,200 SH         SHARED    1, 2    1,336,200
GENERAL MOTORS CORP      Common              370442105    9,350      275,000     CALL   SHARED    1, 2      275,000
GENERAL MOTORS CORP      Common              370442105      340       10,000     PUT    SHARED    1, 2       10,000
GOODRICH CORP            Common              382388106    2,060       50,300 SH         SHARED    1, 2       50,300
GREY GLOBAL GROUP INC    SDCV 5.000% 10/1    39787MAB4   54,450   45,660,000 SH         SHARED    1, 2   45,660,000
HARRAHS ENTMT INC        Common              413619107    3,049       42,300     PUT    SHARED    1, 2       42,300
HYPERION SOLUTION        Common              44914M104      402       10,000 SH         SOLE                           10,000
IMPAX LABORATORIES INC   Common              45256B101      707       45,000 SH         SOLE                           45,000
INTERNATIONAL
  SPEEDWAY CORP          Class A             460335201      619       11,000 SH         SOLE                           11,000
JACUZZI BRANDS INC       Common              469865109      537       50,000 SH         SOLE                           50,000
JAMES RIVER COAL CO      Common              470355207   82,918    2,393,005 SH         SHARED    3, 4    2,393,005
MANPOWER INC             Common              56418H100      597       15,000 SH         SOLE                           15,000
MEDCO HEALTH
  SOLUTIONS INC          Common              58405U102      534       10,000 SH         SOLE                           10,000
MEMC ELECTRONIC
  MATERIALS INC          Common              552715104      315       20,000 SH         SOLE                           20,000
MGI PHARMA INC           Note 1.682% 3/      552880AB2   17,956   26,331,000 SH         SHARED    1, 2   26,331,000
MGI PHARMA INC           Common              552880106       44        2,000     PUT    SHARED    1, 2        2,000
MISSION RESOURCES
  CORP                   Common              605109107   57,267    7,096,300 SH         SHARED    3, 4    7,096,300
MORGAN STANLEY           Common              617446448    1,301       24,800 SH         SOLE                           24,800
NCR CORP NEW             Common              62886E108      176        5,000 SH         SOLE                            5,000
NORTEL NETWORKS
  CORP NEW               Note 4.250% 9/0     656568AB8   10,786   11,500,000 SH         SHARED    1, 2   11,500,000
NORTHWESTERN CORP        Common              668074305  230,297    7,306,395 SH         SHARED    3, 4    7,306,395
ORTHOVITA INC            Common              68750U102      255       65,000 SH         SOLE                           65,000
PACER INTL INC TENN      Common              69373H106      218       10,000 SH         SOLE                           10,000
QUANTA SERVICES INC      Note 4.000% 7/0     74762EAA0    8,584    9,000,000 SH         SHARED    1, 2    9,000,000
RF MICRODEVICES INC      Note 1.500% 7/0     749941AE0   13,467   14,500,000 SH         SHARED    1, 2   14,500,000
RF MICRODEVICES INC      Common              749941100      162       30,000     PUT    SHARED    1, 2       30,000
SAKS HOLDINGS            Common              79377W108      285       15,000 SH         SOLE                           15,000
SASOL LTD                Sponsored ADR       803866300      567       21,000 SH         SOLE                           21,000
SCOTTISH RE GROUP LTD    Ordinary            G7885T104      121        5,000 SH         SOLE                            5,000
SEPRACOR INC             Note 10/1           817315AW4    6,627    6,500,000 SH         SHARED    1, 2    6,500,000
SIRIUS SATELLITE
  RADIO INC              Note 2.500% 2/1     82966UAC7   31,361   20,000,000 SH         SHARED    1, 2   20,000,000
SOVEREIGN BANCORP INC    Common              845905108       45        2,000     CALL   SHARED    1, 2        2,000
SPRINT CORP              Common              852061100   14,640      583,500 SH         SHARED    1, 2      583,500
SYMANTEC CORP            Common              871503108    1,087       50,000 SH         SOLE                           50,000
SYNGENTA AG              Sponsored ADR       87160A100      204       10,000 SH         SOLE                           10,000
TRIAD HOSPITALS INC      Common              89579K109      546       10,000 SH         SOLE                           10,000
TYCO INTERNATIONAL
  LTD NEW                Option              902124106    2,920      100,000     CALL   SHARED    1, 2      100,000
WABASH NATL CORP         Common              929566107      242       10,000 SH         SOLE                           10,000


03773.0001 #593813